Summary of Significant Accounting Policies - PPE (Details) $ in Thousands	12 Months Ended
	Apr. 24, 2016 USD ($) item	Apr. 26, 2015 USD ($)	Apr. 27, 2014 USD ($)
Organization
Number of reporting segments | item	1
Length of fiscal period	364 days	364 days	364 days
Minimum operating cash balances required by state regulatory bodies	$ 23,071	$ 25,099
Capitalized Interest
Capitalized interest	$ 600	$ 23	$ 185
Slot machines, software and computers | Minimum
Property and equipment
Estimated useful lives of the assets	3 years
Slot machines, software and computers | Maximum
Property and equipment
Estimated useful lives of the assets	5 years
Furniture, fixtures and equipment | Minimum
Property and equipment
Estimated useful lives of the assets	5 years
Furniture, fixtures and equipment | Maximum
Property and equipment
Estimated useful lives of the assets	10 years
Buildings and improvements | Minimum
Property and equipment
Estimated useful lives of the assets	7 years
Buildings and improvements | Maximum
Property and equipment
Estimated useful lives of the assets	39 years 6 months